Transfers of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 3,687	$ 4,950
Securities Lent Under Cash Collateral	12,913	13,559
Collateralized Mortgage Obligations at fair value	6	9
Securities Sold Under Repurchase Agreement	97,878	92,549
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	10,249	364
Carry value of Mortgage servicing rights	169	94
Gain (loss) on sale of Mortgage loans	(153)	10
Fair value of Mortgage serving rights	192	120
United States [member] | Residual Interests of Commercial Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Proceeds from continuing involvement in derecognised financial assets	4,412	1,302
Gain of derecognised financial assets at date of transfer	49	28
Debt securities at amortized cost	7	8
Loans carried at amortized cost	40	38
NHA MBS Program [Member] | Canada [member] | Residential Mortgages [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	2,157	1,186
Gain (loss) on sale of Mortgage loans	90	53
Collateralized Mortgage Obligations at fair value	$ 146	$ 56